OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER PROVISIONS.
Schedule of other provisions

	2017	2016
Year ended 31 December	US$’000	US$’000
Balance at the beginning of the period (1)	6,025	—
New provisions	—	6,025
Changes in estimates	(747)	—
Settlements	(1,932)	—
Unwinding of discount	73	—
Reclassification from provisions to accrued liabilities	(103)	—
Balance at end of period (1)	3,316	6,025

(1)As at 31 December 2017 and 2016, $1.2 million and $2.8 were classified as current, respectively.